Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions	Related Party and Party-in-Interest Transactions
The Plan holds units of collective trusts and shares of a money market fund, which are managed by Fidelity Management Trust Company, the trustee of the Plan. The Plan also invests in the common stock of the Company and provides participant loans. These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transactions rules under ERISA.